Accounts Receivable, Net of Allowances	12 Months Ended
Dec. 31, 2010
Accounts Receivable, Net of Allowances [Abstract]
Accounts Receivable, Net of Allowances
7.	Accounts Receivable, Net of Allowances
The Company determines credit terms ranging from 30 to 60 days for each customer on a case-by-case basis, based on its assessment of such customer’s financial standing and business potential with the Company.
An aging analysis of accounts receivable, net of allowances for doubtful accounts, is as follows:

	2010	2009	2008

Current	$174,378,643	$160,802,634	$108,109,977
Overdue:
Within 30 days	25,395,378	30,882,525	18,211,498
Between 31 to 60 days	3,033,340	1,641,710	6,073,500
Over 60 days	3,815,480	10,963,676	66,976,719

	$206,622,841	$204,290,545	$199,371,694